Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MML SERIES INVESTMENT FUND
Prospectus Date	rr_ProspectusDate	May 01, 2018
Supplement [Text Block]	msif_SupplementTextBlockTextBlock

MML SERIES INVESTMENT FUND

Supplement dated July 2, 2018 to the

Prospectus dated May 1, 2018

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

Effective immediately, the following information replaces similar information for the MML American Funds® International Fund found on page 42 under the heading Annual Fund Operating Expenses in the section titled Fees and Expenses of the Fund:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Service Class I(1)
Management Fees	.65%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses	.36%
Total Annual Fund Operating Expenses(2)	1.26%
Expense Reimbursement	(.02%)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	1.24%

(1)	Reflects the combined expenses of the Master International Fund and the Fund. The Fund has a management fee of .15%, Rule 12b-1 Fees of .25% and other expenses of .32%. The Master International Fund has a management fee of .50% and other expenses of .04%.

(2)	Because Total Annual Fund Operating Expenses include Master Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Master Fund fees and expenses.

(3)	The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Master Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) from May 1, 2018 through April 30, 2019, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .70%. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MML American Funds International Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	msif_SupplementTextBlockTextBlock

MML SERIES INVESTMENT FUND

Supplement dated July 2, 2018 to the

Prospectus dated May 1, 2018

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

Effective immediately, the following information replaces similar information for the MML American Funds® International Fund found on page 42 under the heading Annual Fund Operating Expenses in the section titled Fees and Expenses of the Fund:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Service Class I(1)
Management Fees	.65%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses	.36%
Total Annual Fund Operating Expenses(2)	1.26%
Expense Reimbursement	(.02%)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	1.24%

(1)	Reflects the combined expenses of the Master International Fund and the Fund. The Fund has a management fee of .15%, Rule 12b-1 Fees of .25% and other expenses of .32%. The Master International Fund has a management fee of .50% and other expenses of .04%.

(2)	Because Total Annual Fund Operating Expenses include Master Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Master Fund fees and expenses.

(3)	The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Master Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) from May 1, 2018 through April 30, 2019, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .70%. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2019
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	Reflects the combined expenses of the Master International Fund and the Fund. The Fund has a management fee of .15%, Rule 12b-1 Fees of .25% and other expenses of .32%. The Master International Fund has a management fee of .50% and other expenses of .04%.
MML American Funds International Fund | Service Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%	[1]
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.36%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%	[1],[2]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[1]
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.24%	[1],[3]

[1]	Reflects the combined expenses of the Master International Fund and the Fund. The Fund has a management fee of .15%, Rule 12b-1 Fees of .25% and other expenses of .32%. The Master International Fund has a management fee of .50% and other expenses of .04%.
[2]	Because Total Annual Fund Operating Expenses include Master Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Master Fund fees and expenses.
[3]	The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Master Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) from May 1, 2018 through April 30, 2019, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .70%. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.